Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Income from continuing activities	$ 145,645,660		$ 322,084,531		$ 148,108,419
Other gains (losses)	(3,156,799)		(4,029,627)		7,716,791
Finance income	(13,117,641)		(15,794,456)		(5,050,952)
Finance costs	27,720,203		23,560,662		24,166,313
Share of net loss of joint ventures and associates accounted for using the equity method	16,431,759		10,815,520		8,914,097
Foreign currency exchange differences	9,054,155		(3,299,657)		2,563,019
Result as per adjustment units	8,255,001
Tax income (expense)	39,975,914		136,126,817		48,365,976
Adjusted operating result	233,965,051		472,751,376		227,177,411
Depreciation and amortization	105,020,934		93,289,194		92,199,504
ORBDA	335,829,186
Operating Segments [Member]
Statement [Line Items]
Income from continuing activities	145,645,660		322,084,531	[1]	148,108,419
Other gains (losses)	(3,156,799)		(4,029,627)	[1]	7,716,791
Finance income	(13,117,641)		(15,794,456)	[1]	(5,050,952)
Finance costs	27,720,203		23,560,662	[1]	24,166,313
Share of net loss of joint ventures and associates accounted for using the equity method	16,431,759		10,815,520	[1]	8,914,097
Foreign currency exchange differences	9,054,155		(3,299,657)	[1]	2,563,019
Result as per adjustment units			(742,041)	[1]	110,539
Tax income (expense)	39,975,914		136,126,817	[1]	48,365,976
Adjusted operating result	230,808,252	[2]	468,721,749	[1]	234,894,202	[2]
Depreciation and amortization	105,020,934		93,289,194	[1]	92,199,504
ORBDA	$ 335,829,186	[3]	$ 562,010,943	[1]	$ 327,093,706	[3]

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).
[3]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).